Capital management (Tables)	12 Months Ended
Dec. 31, 2019
Capital management
Schedule of capital management

	2019	2018
	$	$

Common shares	130,266,880	120,932,404
Deficit	(131,065,492)	(111,033,661)
Long-term debt	11,864,385	11,955,245
	11,065,773	21,853,988